Supplemental Cash Flow information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Interest paid net of capitalized	$ 120.8	$ 169.8	$ 164.5
Income taxes paid	4.9	12.3	27.2
Increase (decrease) in capital expenditure	(18.5)	(9.0)	9.9
Available-for-sale securities acquired	0.8	0.0
Amortization of deferred financing costs	$ 0.0	$ 0.0	$ 3.5